FIXED ASSETS	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
NATURALSHRIMP INCORPORATED [Member]
FIXED ASSETS

NOTE 3 — FIXED ASSETS

A summary of the fixed assets as of September 30, 2022 and March 31, 2022 is as follows:

	September 30, 2022	March 31, 2022
	(unaudited)
Land	$324,293	$324,293
Buildings	6,633,271	5,611,723
Machinery and equipment	11,973,337	10,524,343
Autos and trucks	263,331	247,356
Fixed assets, gross	19,194,232	16,707,715
Accumulated depreciation	(4,204,824)	(1,909,612)
Fixed assets, net	$14,989,408	$14,798,103

The unaudited condensed consolidated statements of operations reflect depreciation expense of approximately $408,000 and $404,000, and $933,000 and $759,000 for the three and six months ended September 30, 2022 and 2021, respectively.

On July 3, 2022, the Company’s building containing its water treatment and purification system in La Coste, Texas (the “Water Treatment Plant”) was completely destroyed in a fire. The Water Treatment Plant is a separate building consisting of approximately 8,000 square feet located apart from the production building which was not damaged. The Company received $700,000 from the insurance company for the claim filed for the fire damage. Due to the damage caused by the fire, the Company has written off approximately $1,764,000 of the fixed assets, and $325,000 of the accumulated depreciation, which, less the $700,000 insurance settlement, has resulted in the recognition of a Loss due to fire in the condensed consolidated statement of operations.

NOTE 4 — FIXED ASSETS

A summary of the fixed assets as of March 31, 2022 and March 31, 2021 is as follows:

	March 31, 2022	March 31, 2021
Land	$324,293	$324,293
Buildings	5,611,723	4,702,063
Machinery and equipment	10,524,343	7,580,873
Autos and trucks	247,356	213,849
Fixed assets, gross	16,707,715	12,815,178
Accumulated depreciation	(1,909,612)	(584,521)
Fixed assets, net	$14,798,103	$12,236,557

The consolidated statements of operations reflect depreciation expense of approximately $1,307,000 and $346,000 for the years ended March 31, 2022 and 2021, respectively.